united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
Principal ($)		Value
	ASSET BACKED SECURITIES - 10.9%
999,443	Countrywide Alt. Loan Trust 2006-36T2, 1.322% due 12/25/36	$ 633,384
2,077,000	Credit-Based Asset Servicing and Securitization LLC, 5.400% due 4/25/36, 144A	1,519,162
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 1.122% due 7/25/36, 144A	2,166,339
271,105	Longbeach Mortgage Loan Trust 2001-2, 3.347% due 7/25/31	225,723
188,656	Structured Asset Investment Loan Trust 2004-8, 1.352% due 9/25/34	168,702
8,300,000	Structured Asset Investment Loan Trust 2005-10, 0.852% due 12/25/35	4,933,755
260,000	Terwin Mortgage Trust 2007-QHL1, 1.721% due 10/25/38, 144A	133,674
	TOTAL ASSET BACKED SECURITIES (Cost $9,008,794)	9,780,739

	BANK DEBT - 0.0%
	OIL - FIELD SERVICES - 0.0%
5,565	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18	3,016

	TRANSPORTATION - TRUCK - 0.0%
4,637	YRC WorldWide, 8.250% due 2/13/19	4,065

	TOTAL BANK DEBT (Cost $10,307)	7,081

	CORPORATE BONDS AND NOTES - 54.6%
	AEROSPACE/DEFENSE - EQUIPMENT- 0.6%
180,000	Spirit AeroSystems, Inc., 6.750% due12/15/20	186,413
300,000	TransDigm, Inc., 7.500% due 7/15/21	308,625
		495,038
	APPAREL MANUFACTURERS - 0.2%
199,000	Hanesbrands, Inc., 6.375% due 12/15/20	206,015

	AUTO/TRUCK PARTS & EQUIPMENT - 0.1%
125,000	Schaeffler Holding Finance BV, 6.875% due 8/15/18, 144A	129,063

	BUILDING PRODUCTS - CEMENT - 0.9%
816,070	Stardust Finance Holdings., 10.500% due 3/13/23	787,508

	BUILDING & CONSTRUCTION PRODUCTS - MISC - 3.6%
2,796,000	Brundage-Bone Concrete Pumping, Inc., 10.375% due 9/1/21, 144A	2,754,060
300,000	USG Corp. 9.750% due 1/15/18	335,250
135,000	USG Corp. 7.875% due 3/30/20, 144A	142,088
		3,231,398
	BUILDING - RESIDENTIAL/COMMERCIAL - 0.6%
543,000	Beazer Homes USA, Inc., 6.625% due 4/15/18	550,466

	CABLE/SATELLITE TV - 3.1%
700,000	Cablevision Systems Corp., 8.625% due 9/15/17	738,500
92,000	CCO Holdings LLC, 7.000% due 1/15/19	94,070
117,000	CSC Holdings LLC, 7.875% due 2/15/18	123,435
270,000	DISH DBS Corp., 4.250% due 4/1/18	271,350
1,500,000	Neptune Finco Corp., 10.875% due 10/15/25, 144A	1,575,000
		2,802,355
	CAPACITORS - 1.5%
1,536,000	Kemet Corp., 10.500% due 5/1/18	1,313,280

	CELLULAR TELECOM - 1.6%
1,450,000	Sprint Communications, Inc., 6.000% due 12/1/16	1,450,000
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	CHEMICALS - SPECIALTY 0.5%
449,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	$ 426,550

	COMMERCIAL SERVICES - FINANCE - 0.3%
275,000	Igloo Holdings Corp., 8.250% due 12/15/17, 144A	275,000

	CONTAINERS - METAL/GLASS - 1.4%
402,000	Ardagh Packaging Finance PLC, 9.125% due 10/15/20, 144A	415,065
855,000	Novelis, Inc., 8.750% due 12/15/20	788,738
		1,203,803
	CONTAINERS - PAPER & PLASTIC - 1.1%
910,000	Reynolds Group., 7.875% due 8/15/19	945,262

	DATA PROCESSING & MANAGEMENT - 0.9%
790,000	First Data Corp., 7.000% due 12/1/23, 144A	791,975

	DISTRIBUTION/WHOLESALE - 1.1%
900,000	HD Supply, Inc., 11.500% due 7/15/20	1,001,250

	DIVERSIFIED MANUFACTER OPERATIONS - 0.4%
563,000	Bombardier, Inc., 6.125% due 1/15/23, 144A	391,285

	DIVERSIFIED OPERATIONS - 2.0%
2,073,000	Boart Longyear Management Pty Ltd., 10.000% due 10/1/18, 144A	1,762,050

	ELECTRONIC COMPONENT - SEMICONDUCTOR - 0.5%
364,000	Broadcom Corp., 2.700% due 11/1/18	365,574
100,000	Broadcom Corp., 2.500% due 8/15/22	99,456
		465,030
	ENGINEERING/ R&D SERVICES - 0.3%
265,000	URS Corp., 3.850% due 4/1/17	265,662

	FINANCE - INVESTMENT BROKERAGE - 0.4%
350,000	GFI Group, Inc., 8.625% due 7/19/18	380,625

	FOOD - MEAT PRODUCTS - 3.7%
1,330,000	JBS USA LLC / JBS USA Finance, Inc., 7.250% due 6/1/21, 144A	1,326,675
1,342,000	JBS USA LLC / JBS USA Finance, Inc., 7.250% due 6/1/21, 144A	1,338,645
450,000	JBS USA LLC / JBS USA Finance, Inc., 5.75% due 6/15/25, 144A	393,750
250,000	Smithfield Foods, Inc., 5.250% due 8/1/18, 144A	253,750
		3,312,820
	FOOD - MISCELLANEOUS/DIVERSIFIED - 0.6%
500,000	Chiquita Brands International, Inc., 7.875% due 2/1/21	525,625

	FOOD - WHOLESALE/DISTRIBUTOR - 2.4%
2,094,000	U.S. Foods, Inc., 8.500% due 6/30/19	2,162,055

	GAMBLING - 0.8%
639,000	Pinnacle Entertainment, Inc., 7.500% due 4/15/21	669,352

	HEALTH CARE COST CONTAIN - 0.3%
260,000	Prospect Medical Holdings, Inc., 8.375% due 5/1/19, 144A	271,050
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	HOSPITAL BEDS/EQUIPMENT - 2.0%
2,000,000	Kinetic Concepts, Inc., 12.500% due 11/1/19	$ 1,825,000

	MACHINERY - CONSTRUCTION & MINING - 0.7%
1,000,000	Vander Intermediate Holding Corp., 9.750% due 2/1/19, 144A	655,000

	MACHINERY - GENERAL INDUSTRY - 0.4%
377,000	Manitowoc Co., Inc., 8.500% due 11/1/20	391,137

	MEDICAL - BIOMEDICAL/GENE - 1.9%
1,750,000	Concordia Healthcare Corp., 9.500% due 10/21/22, 144A	1,732,500

	MEDICAL - DRUGS - 0.9%
865,000	Valeant Pharmaceuticals International., 6.125% due 4/15/25, 144A	774,175

	MEDICAL - HOSPITALS - 1.9%
671,000	Community Health Systems, Inc., 8.000% due 11/15/19	679,387
1,030,000	Tenet Healthcare Corp., 8.000% due 8/1/20	1,037,725
		1,717,112
	METAL - COPPER - 1.3%
4,742,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	1,114,370

	NON - FERROUS METALS - 0.4%
61,000	Thompson Creek Metals Co., 9.750% due 12/1/17	52,765
1,647,000	Thompson Creek Metals Co., 7.375% due 6/1/18	329,400
		382,165
	NON - HAZARDOUS WASTE DISPOSAL - 0.1%
100,000	Covanta Holding Corp., 7.250% due 12/1/20	103,500

	OIL EXPLORATION & PRODUCTION - 1.1%
639,000	Lonestar Resources America, Inc., 8.750% due 4/15/19, 144A	389,790
2,000,000	SandRidge Energy, Inc., 8.750% due 6/1/20, 144A	610,000
		999,790
	OIL & GAS DRILLING - 2.8%
5,666,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	2,521,370

	OIL - US ROYALTY TRUSTS - 0.4%
657,000	IronGate Energy Services LLC., 11.000% due 7/1/18, 144A	364,635

	REAL ESTATE INVESTMENT TRUSTS (REITS) - STORAGE - 0.2%
160,000	Iron Mountain, Inc., 6.000% due 10/1/20, 144A	169,200

	RENTAL AUTO & EQUIPMENT - 1.1%
900,000	Ahern Rentals, Inc., 7.375% due 5/15/23, 144A	731,250
228,000	Hertz Corp., 7.375% due 1/15/21	237,690
		968,940
	RESEARCH & DEVELOPMENT - 0.5%
425,000	Jaguar Holding Co., 6.375% due 8/1/23, 144A	415,437

	RETAIL - BUILDING PRODUCTS - 0.3%
230,000	Building Materials Holding Corp., 9.000% due 9/15/18, 144A	240,350
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	RETAIL - PERFUME & COSMETICS - 0.1%
90,000	Sally Capital, Inc., 5.625% due 12/1/25	$ 91,350

	RETAIL - PET FOOD & SUPPLIES - 0.7%
605,000	Petco Holdings, Inc., 8.500% due 10/15/17, 144A	616,344

	RETAIL - RESTAURANTS - 0.9%
1,000,000	Yum! Brands, Inc., 5.350% due 11/1/43	765,645

	RUBBER - TIRES - 0.5%
395,000	Goodyear Tire & Rubber Co., 5.125% due 11/15/23	406,850

	SHIPBUILDING - 0.7%
640,000	Huntington Ingalls Industries, Inc., 5.000% due 11/15/25, 144A	651,200

	TELECOM SERVICES - 3.1%
900,000	EarthLink Holdings Corp., 7.375% due 6/1/20	920,250
1,950,000	Wind Acquisition Financial SA, 7.375% due 4/23/21, 144A	1,847,625
		2,767,875
	TELEPHONE INTEGRATED - 1.4%
326,000	Cincinnati Bell, Inc., 8.375% due 10/15/20	334,150
900,000	Level 3 Financing, Inc., 6.000% due 6/1/20	942,750
		1,276,900
	TELEVISION - 0.7%
450,000	Gray Television, Inc., 7.500% due 10/1/20	464,062
140,000	Gannet Company, 7.125% due 9/1/18	142,975
		607,037
	TRAVEL SERVICES - 0.8%
700,000	Sabre GLBL, Inc., 5.250% due 11/15/23, 144A	695,625

	VITAMINS & NUTRITION PRODUCTS - 0.8%
730,000	NBTY, Inc., 9.000% due 10/1/18	740,870

	TOTAL CORPORATE BONDS & NOTES (Cost $60,361,170)	48,808,894

	COMMERCIAL MORTGAGE BACKED SECURITIES - 13.1%
68,296	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	43,881
51,021	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	825
41,507	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	1
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.672% due 4/25/36, 144A	1,246,610
580,946	Bear Stearns Mortgage Funding Trust 2007-AR4, 0.662% due 9/25/47	352,234
47,733	Credit Suisse First Boston Mortgage Securities Corp., 5.183% due 8/15/38, 144A	47,651
281,641	FBR Securitization Trust, 1.097% due 10/25/2035	155,435
5,185,292	GSAMP Trust 2006-S4, 0.602% due 5/25/36	1,157,592
116,572	Impac CMB Trust Series 2004-7, 1.427% due 11/25/34	100,796
680,175	Impac CMB Trust Series 2005-4, 1.067% due 5/25/35	590,710
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.373% due 7/15/41	1,220,050
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 C, 5.909% due 4/15/45	393,750
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 B, 5.909% due 4/15/45	1,023,000
1,678,919	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.019% due 9/25/37	1,260,757
992,000	Prime Mortgage Trust 2006-CL1, 0.822% due 2/25/35	665,996
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (contined) - 13.1%
851,539	Residential Asset Securities Corp., 2003-KS3 Trust, 1.427% due 5/25/33	$ 685,797
503,036	Residential Asset Securities Corp., 2004-KS6 Trust, 5.464% due 7/25/34	351,624
1,419,677	Truman Capital Mortgage Loan Trust, 3.172% due 1/25/34, 144A	1,294,709
1,245,000	Wachovia Mortgage Loan Trust Series 2005-WMC1, 1.112% due 10/25/35	952,462
194,555	WaMu Mortgage Pass-Through Certificates Series 2003-AR1 Trust, 2.183% due 3/25/33	143,520
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,948,731)	11,687,400

	HOME EQUITY- 11.4%
357,290	Accredited Mortgage Loan Trust 2004-3, 2.447% due 10/25/34	328,440
49,412	Bear Stearns Asset Backed Securities Trust 2003-3, 1.602% due 6/25/43	47,445
530,936	CDC Mortgage Capital Trust 2004-HE-1, 2.222% due 6/25/34	485,558
1,403,577	CDC Mortgage Capital Trust 2004-HE-3, 2.222% due 11/25/34	1,281,859
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.572% due 9/25/32	723,173
248,016	Centex Home Equity Loan Trust 2004-D, 1.422% due 9/25/34	212,859
2,926,000	GSAA Home Equity Trust 2005-6 B1, 1.622% due 6/25/35	1,809,877
237,122	Home Equity Asset Trust 2002-4 M2, 2.972% due 3/25/33	172,474
841,907	Home Equity Asset Trust 2004-8 M4, 1.922% due 3/25/35	708,681
1,376,890	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE1, 1.727% due 12/25/34	1,017,825
375,339	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC1, 1.527% due 1/25/35	259,440
773,315	Morgan Stanley Mortgage Loan Trust 2007-8XS, 6.000% due 4/25/37	465,001
741,622	New Century Home Equity Loan Trust 2004-1, 2.747% due 5/25/34	572,326
2,389,957	New Century Home Equity Loan 2005-1, 1.487% due 3/25/35	1,763,609
379,893	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 2.597% due 2/25/34	340,966
	TOTAL HOME EQUITY (Cost $9,977,223)	10,189,533

	PREFERRED STOCK - 1.7%
1,475	Pitney Bowes International Holdings, Inc., 6.125%, 144A (Cost $1,561,940)	1,522,937

	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1%
323,141	Freddie Mac REMICS, 6.125% due 8/15/35 (Cost $65,513)	75,496

	SHORT-TERM INVESTMENT - 12.2%
	MONEY MARKET FUND - 12.2%
10,859,679	Fidelity Institutional Money Market Fund-	$ 10,859,679
	Money Market Portfolio, to yield 0.13% * (Cost $10,859,679)

	TOTAL INVESTMENTS - 104.0% (Cost $104,793,357) (a)	$ 92,931,759
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(3,537,594)
	NET ASSETS - 100.0%	$ 89,394,165

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,871,233 differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,100,762
	Unrealized Depreciation:	(13,819,421)
	Net Unrealized Depreciation:	$ (11,718,459)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2015 144A securities amounted to $32,636,296 or 36.51% of net assets.
ADR- American Depositary Receipt.
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	SECURITIES SOLD SHORT - (17.7)%
	CORPORATE BONDS - (17.7)%
	AEROSPACE/DEFENSE - EQUIPMENT- (0.6)%
(530,000)	TransDigm, Inc., 5.500% due 10/15/20	$ (515,425)

	APPAREL MANUFACTURERS - (0.3)%
(300,000)	Levi Strauss & Co., 5.000% due 5/1/25	(300,000)

	APPLICATIONS SOFTWARE - (1.2)%
(1,000,000)	Emdeon, Inc., 11.000% due 12/31/19	(1,046,250)

	AUTO/TRUCK PARTS & EQUIPMENT - (2.1)%
(135,000)	American Axle & Manufacturing, Inc., 6.625% due 10/15/22	(141,750)
(270,000)	Dana Holding Corp., 5.500% due 12/15/24	(263,250)
(300,000)	Johnson Controls, Inc., 3.625% due 7/2/24	(290,134)
(717,000)	Schaeffler Finance BV, 4.250% due 5/15/21	(715,207)
(432,000)	ZF North America Capital, Inc., 4.500% due 4/29/22	(423,900)
		(1,834,241)
	BUILDING & CONSTRUCT PRODUCTS - MISC - (0.6)%
(500,000)	Building Materials Corp of America., 6.000% due 10/15/25, 144A	(512,500)

	CABLE/SATELLITE TV- (2.4)%
(500,000)	Altice Financing SA., 6.625% due 2/15/23, 144A	(495,000)
(500,000)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.250% due 9/30/22	(506,250)
(695,000)	CCOH Safari LLC., 5.750% due 2/15/26, 144A	(698,475)
(420,200)	DISH DBS Corp., 6.750% due 6/1/21	(424,200)
		(2,123,925)
	CELLULAR TECLECOM - (0.8)%
(110,000)	Sprint Communications, Inc., 6.000% due 11/15/22	(77,825)
(650,000)	T-Mobile USA, Inc., 6.000% due 3/1/23	(659,750)
		(737,575)
	CONSUMER PRODUCTS - MISC - (0.2)%
(155,000)	Spectrum Brands, Inc., 5.750% due 7/15/2025, 144A	(159,650)

	CONTAINERS - METAL/GLASSS - (1.3)%
(1,000,000)	Ball Corp., 4.000% due 11/15/23	(958,750)
(180,000)	Crown Americas Capital Corp., 4.500% due 1/15/23	(176,850)
		(1,135,600)
	DISTRIBUTION/WHOLESALE - (1.3)%
(257,000)	H&E Equipment Services, Inc., 7.000% due 9/1/22	(253,145)
(700,000)	HD Supply, Inc., 5.250% due 12/15/21, 144A	(716,625)
(218,000)	HD Supply, Inc., 7.500% due 7/15/20	(227,810)
		(1,197,580)
	FINANCE - OTHER SERVICES - (0.1)%
(98,000)	Icahn Enterprises, 6.000% due 8/1/20	(99,191)

	HAZARDOUS WASTE DISPOSAL - (0.7)%
(630,000)	Clean Harbors, Inc., 5.250% due 8/1/20	(645,750)
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Principal ($)		Value
	INDEPENDENT POWER PRODUCER - (0.2)%
(190,000)	NRG Energy, Inc., 8.250% due 9/1/20	$ (185,250)

	MACHINERY - FARM - (0.9)%
(870,000)	CNH Industrial Capital LLC., 3.375% due 7/15/19	(824,325)

	MEDICAL - HOSPITALS - (0.2)%
(205,000)	Community Health Systems, Inc., 6.875% due 2/1/22	(195,519)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - DIVERSIFIED - (0.2)%
(196,000)	Equinix, Inc., 5.875% due 1/15/26	(202,370)

	RENTAL AUTO/EQUIPMENT - (2.2)%
(800,000)	Hertz Corp., 5.875% due 10/15/20	(829,000)
(700,000)	Hertz Corp., 6.250% due 10/15/22	(728,000)
(450,000)	United Rentals North America, Inc., 5.500% due 7/15/25	(438,188)
		(1,995,188)
	TELEPHONE - INTEGRATED - (1.3)%
(580,000)	CenturyLink, Inc., 5.625% due 4/1/20	(575,650)
(600,000)	SoftBank Corp., 4.500% due 4/15/20, 144A	(598,500)
		(1,174,150)
	TELEVISION - (0.6)%
(475,000)	TEGNA, Inc., 5.125% due 7/15/20	(494,000)

	THEATERS - (0.5)%
(399,000)	Regal Entertainment Group-A, 5.750% due 3/15/22	(400,496)

	TOTAL SECURITIES SOLD SHORT (Proceeds $14,659,199)	$ (15,778,985)
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

	SWAP CONTRACTS	Unrealized Appreciation/Depreciation +
	ABC Supply Co., Inc. Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (5 3/4% due 12/15/2023) vs. 3 month LIBOR (Notional Value $405,000)	$ 1,659

	Altice Financing SA., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 7/8% due 12/15/2019) vs. 3 month LIBOR (Notional Value $1,384,000)	(2,016)

	Building Materials Holding., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 9/15/2018) vs. 3 month LIBOR (Notional Value $1,373,000)	(3,646)

	Broadcom Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment ( 2 1/2% due 8/15/2022) vs. 3 month LIBOR (Notional Value $826,000)	10,638

	Bumble Bee Acquisition Co., 144A, Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (9% due 12/15/2017) vs. 3 month LIBOR (Notional Value $1,372,000)	(13,167)

	Carlson Wagonlit BV , Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 6/15/2019) vs. 3 month LIBOR (Notional Value $955,000)	(32,038)

	CCO SAFARI II LLC., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (4 10/11% due 7/23/2025) vs. 3 month LIBOR (Notional Value $1,350,000)	6,184

	Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 10/15/2020) vs. 3 month LIBOR (Notional Value $810,000)	15,293

	Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 3/15/2020) vs. 3 month LIBOR (Notional Value $850,000)	(1,115)

	Convatec Healthcare, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (10 1/2% due 12/15/2018) vs. 3 month LIBOR (Notional Value $500,000)	2,023

	Covanta Holding Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 12/1/2020) vs. 3 month LIBOR (Notional Value $1,520,000)	23,123

	Dana Holding Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2016 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 2/15/2021) vs. 3 month LIBOR (Notional Value $1,827,000)	(2,015)
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
		Unrealized Appreciation/Depreciation +
	Emdeon, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/31/2019) vs. 3 month LIBOR (Notional Value $1,000,000)	$ (11,627)

	Gannet Company, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,911,000)	885

	Gannet Company., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,760,000)	22,542

	GFI Group, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 7/19/2018) vs. 3 month LIBOR (Notional Value $1,360,000)	(324)

	Hanesbrands, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/8% due 12/15/2020) vs. 3 month LIBOR (Notional Value $681,000)	(998)

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15//2018) vs. 3 month LIBOR (Notional Value $3,270,000)	73,885

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $2,750,000)	(3,245)

	IGLOO Holdings Corp., Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 12/15/2017) vs. 3 month LIBOR (Notional Value $2,085,000)	(50,754)

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $805,000)	17,993

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $610,000)	(1,103)

	M/I Homes, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $1,240,000)	(4,600)

	MPT Op Ptnr Finl., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 5/1/2021) vs. 3 month LIBOR (Notional Value $1,480,000)	(17,881)

	Manitowoc Company, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 11/1/2020) vs. 3 month LIBOR (Notional Value $730,000)	(5,892)
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
		Unrealized Appreciation/Depreciation +
	Manitowoc Company, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 11/1/2020) vs. 3 month LIBOR (Notional Value $540,000)	$ (5,888)

	NBTY, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 10/1/2018) vs. 3 month LIBOR (Notional Value $1,580,000)	21,306

	Orbital ATK, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (5 1/2% due 10/1/2023) vs. 3 month LIBOR (Notional Value $475,000)	(429)

	Petco Holdings, Inc., 144A, Total Return Swap with Deutsche Bank AG London – October 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,500,000)	18,850

	Ameristar Casinos, Inc., Total Return Swap with Deutsche Bank AG London – March 28, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 4/15/2021) vs. 3 month LIBOR (Notional Value $2,486,000)	52,549

	Ameristar Casinos, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 4/15/2021) vs. 3 month LIBOR (Notional Value $1,500,000)	(5,168)

	Prospect Medical Holding, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 5/1/2019) vs. 3 month LIBOR (Notional Value $1,100,000)	(17,748)

	Rite Aid Corporation., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 6/15/2021) vs. 3 month LIBOR (Notional Value $935,000)	(3,129)

	United Rentals North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 2/1/2021) vs. 3 month LIBOR (Notional Value $650,000)	(7,699)

	United Rentals North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 2/1/2021) vs. 3 month LIBOR (Notional Value $2,406,000)	(4,227)

	Schaeffler Holdings, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 8/15/2018) vs. 3 month LIBOR (Notional Value $450,000)	(3,273)

	Schaeffler Holdings, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 8/15/2018) vs. 3 month LIBOR (Notional Value $2,065,000)	(39,829)
Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
		Unrealized Appreciation/Depreciation +
	Audatex North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 1/8% due 11/1/2023) vs. 3 month LIBOR (Notional Value $1,075,000)	$ (8,490)

	Star Financial, Inc., Total Return Swap with Deutsche Bank AG London – November 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (4% due 11/1/2017) vs. 3 month LIBOR (Notional Value $1,160,000)	17,739

	Tenneco Automotive, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 12/15/2020) vs. 3 month LIBOR (Notional Value $997,000)	(854)

	T-Mobile USA, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $1,564,000)	2,844

	Metropcs Wireless, Inc. PCS, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 5/8% due 11/15/2020) vs. 3 month LIBOR (Notional Value $600,000)	12,620

	T-Mobile USA,, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $100,000)	63

	T-Mobile USA,, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 58/125% due 4/28/2019) vs. 3 month LIBOR (Notional Value $1,585,000)	2,970

	Tutor Perini Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 11/1/2018) vs. 3 month LIBOR (Notional Value $300,000)	1,993

	US Coat Acq/Flash Dutch., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 5/1/2021) vs. 3 month LIBOR (Notional Value $1,436,000)	(3,909)

	USG Corporation., Total Return Swap with Deutsche Bank AG London – March 15, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 3/4 % due 1/15/2018) vs. 3 month LIBOR (Notional Value $975,000)	(3,263)

	Net Unrealized Appreciation on Swap Contracts	$ 50,832

+ The amount represents fair value derivative instruments subject to interest rate risk exposure as of December 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.
The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.
The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 9,780,739	$ -	$ 9,780,739
Bank Debt	-	7,081	-	7,081
Corporate Bonds and Notes	-	48,808,894	-	48,808,894
Commercial Mortgage Backed Securities	-	11,687,400	-	11,687,400
Home Equity		10,189,533	-	10,189,533
Preferred Stock	-	1,522,937	-	1,522,937
U.S. Government and Agency Obligation	-	75,496	-	75,496
Open Swap Contracts	-	50,832	-	50,832
Short-Term Investment	10,859,679	-	-	10,859,679
Total	$ 10,859,679	$ 82,122,912	$ -	$ 92,982,591
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short - Corporate Bonds	$ -	$ 15,778,985	$ -	$ 15,778,985
Total	$ -	$ 15,778,985	$ -	$ 15,778,985

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 2/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 2/26/2016